Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS
As of September 30, 2025 and December 31, 2024, cash and cash equivalents were as follows:

	September 30,		December 31,
	2025		2024
Cash on hand and in banks (1)	Ps.	343,299,043	Ps.	52,284,721
Highly liquid investments (2)	51,728,461		36,557,105
Total of cash and cash equivalents	Ps.	395,027,504	Ps.	88,841,826
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.